Property, Plant and Equipment (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2014
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Asset impairment			¥ 29.9
PIKA Recombinant Protein COVID-19 Vaccine [Member]
Property, Plant and Equipment [Line Items]
Asset impairment	¥ 17.8	¥ 80.2